Revenue (Details) - Schedule of disaggregation of revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disaggregation of Revenue [Line Items]
Less: sales tax	¥ 3,772	¥ 6,358	¥ 3,840
Revenue	1,713,965	1,401,780	1,476,347
Tuition income from education programs [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	405,990	343,468	526,397
Tuition income from complementary training institutes [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	286,891	229,011	137,083
Meal income [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	358,643	259,190	143,475
Boarding income [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	145,077	88,600	187,672
Commission income [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	148,154	119,565	142,856
Consulting service income [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	125,365	113,426	160,469
Operation service income [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	59,702
Other revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue, gross	¥ 187,915	¥ 254,878	¥ 182,235